BALANCE SHEET COMPONENTS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative translation adjustment	$ (21,695)	$ (18,741)
Unrecognized gain on long-term pension liability adjustment	5,105	4,208
Net unrealized (loss) gain on derivative instruments	(5,518)	2,689
Accumulated other comprehensive loss	$ (22,108)	$ (11,844)